FINANCIAL ASSETS AND LIABILITIES - Concessions and Itaipu (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets and Public Concessions
Total financial assets	R$ 3,199,751	R$ 3,983,519
Financial liabilities	(647,214)	(703,114)
Financial Assets - Noncurrent	R$ 3,199,751	3,983,519	R$ 4,636,195
Minimum
Financial Assets and Public Concessions
Granting period	20 years
Maximum
Financial Assets and Public Concessions
Granting period	35 years
Concessions | Generation
Financial Assets and Public Concessions
Financial Assets - Noncurrent	R$ 2,096,717	2,077,912
Itaipu Financial asset
Financial Assets and Public Concessions
Financial Assets - Noncurrent	1,103,034	1,905,607
Itaipu Financial liabilities
Financial Assets and Public Concessions
Financial liabilities	R$ (647,214)	R$ (703,114)